Accounts Receivable, Net of Allowances (Tables)	12 Months Ended
Dec. 31, 2011
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net of Allowances
	2011	2010	2009
Current	$134,958,411	$174,378,643	$160,802,634
Overdue:
Within 30 days	26,467,938	25,395,378	30,882,525
Between 31 to 60 days	1,082,568	3,033,340	1,641,710
Over 60 days	2,724,676	3,815,480	10,963,676
	$165,233,593	$206,622,841	$204,290,545